Form N-1A Cover	Feb. 28, 2025
Prospectus [Line Items]
Document Creation Date	Feb. 28, 2025
Document Effective Date	Feb. 28, 2025
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Exchange Place Advisors Trust
Entity Central Index Key	0001750821
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Prospectus Date	Feb. 28, 2025